UNAUDITED CONDENSED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Operating Income (Loss) [Abstract]
General and administrative	$ 3,582,000
Nonoperating Income (Expense) [Abstract]
Net loss	$ (8,409,000)
Weighted Average Number of Shares Outstanding, Basic	9,095,711
Weighted Average Number of Shares Outstanding, Diluted	9,095,711
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.92)
Earnings Per Share, Diluted	$ (0.92)
Arya Sciences Acquisition Corp III
Operating Income (Loss) [Abstract]
General and administrative	$ 1,779,993	$ 576,035
Loss from operations	(1,779,993)	(576,035)
Nonoperating Income (Expense) [Abstract]
Gain (Loss) on Investments	10,982	52,952
Net loss	$ (1,769,011)	$ (523,083)
Common Class A [Member] | Arya Sciences Acquisition Corp III
Nonoperating Income (Expense) [Abstract]
Weighted Average Number of Shares Outstanding, Basic	14,950,000
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ 0.00
Weighted Average Number of Shares Outstanding, Basic and Diluted		14,950,000
Earnings Per Share, Basic and Diluted		$ 0.00
Common Class B [Member] | Arya Sciences Acquisition Corp III
Nonoperating Income (Expense) [Abstract]
Weighted Average Number of Shares Outstanding, Basic	4,236,500
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.42)
Weighted Average Number of Shares Outstanding, Basic and Diluted		3,764,852
Earnings Per Share, Basic and Diluted		$ (0.15)